Reinsurance Assets - Summary of Reinsurance Assets Relating to Life Insurance (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [Line Items]
Beginning balance	[1]	€ 20,507
Ending balance		20,835	€ 20,507	[1]
Life insurance general account [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance		18,712	17,419
Gross premium and deposits - existing and new business		2,170	2,038
Unwind of discount / interest credited		887	860
Insurance liabilities released		(3,028)	(2,518)
Fund charges released		(85)	(82)
Changes to valuation of expected future benefits		(16)	109
Policy transfers			25
Net exchange differences		369	858
Transfer to/from insurance contracts		22
Other movements		16	2
Ending balance		19,046	18,712
Life insurance for account of policyholders [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance		2	2
Gross premium and deposits - existing and new business			3
Insurance liabilities released			(3)
Disposal of a business		(2)
Ending balance			2
Insurance [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance		18,714	17,421
Gross premium and deposits - existing and new business		2,170	2,041
Unwind of discount / interest credited		887	860
Insurance liabilities released		(3,028)	(2,521)
Fund charges released		(85)	(82)
Changes to valuation of expected future benefits		(16)	109
Policy transfers			25
Net exchange differences		369	858
Disposal of a business		(2)
Transfer to/from insurance contracts		22
Other movements		16	2
Ending balance		€ 19,046	€ 18,714

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.